WisdomTree Trust

230 Park Avenue

New York, NY 10169

January 19, 2022

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”) File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant’s U.S. AI Enhanced Value Fund and International AI Enhanced Value Fund do not differ from the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 842 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 14, 2022 (Accession No. 0001214659-22-000747).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3855.

Very truly yours,

/s/ Joanne Antico
Joanne Antico
Secretary

cc:      W. John McGuire, Esq.